Investment Strategy - The Laddered T-Bill ETF	Jan. 20, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide current income, consistent with preservation of capital and daily liquidity, by investing primarily in U.S. Treasury bills (“T-Bills”). The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in T-Bills with remaining maturities of six months or less. The Fund may also invest in cash, cash equivalents, and money market instruments that utilize T-Bills as the underlying securities. REX Advisers, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Fund’s investment sub-adviser is Tuttle Capital Management, LLC (the “Sub-Adviser”).

The Sub-Adviser employs a laddered maturity structure whereby the Fund invests in T-Bills with different short-term maturity dates designed to maintain a target dollar-weighted average maturity (“WAM”) of approximately 60 days. As the T-bills mature, the Fund reinvests the proceeds into new T-bills at current market interest rates, a practice referred to as “rolling.” This continuous rolling process helps the Fund take advantage of changing interest rates and maintain liquidity as securities mature. The Sub-Adviser actively manages both the Fund’s laddered positioning and reinvestment timing to optimize yield across the front end of the U.S. Treasury curve.

The Sub-Adviser may, in its discretion, extend the portfolio’s WAM beyond the 60-day target if the Sub-Adviser identifies opportunities for higher returns by holding T-Bills with slightly longer maturities (such as when short-term interest rates are high compared to longer-term rates), when there are disruptions in short-term funding markets or when market expectations for future rate cuts cause slightly longer maturities economically advantageous. Conversely, the Sub-Adviser may reduce the portfolio’s WAM to 30 days or less to preserve liquidity or reduce the risk from interest rate changes.

This Fund’s laddered maturity and practice of rolling may result in high portfolio turnover for the Fund. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in T-Bills with remaining maturities of six months or less.